Investment in Associates	6 Months Ended
Jun. 30, 2021
Investment in Associates
Investment in Associates

3. Investment in Associates

The movements in investment in associates are reported in the following table:

June 30, 2021
As of January 1, 2021	21,759
Share of profit of associates	1,120
Dividend declared	(450)
As of June 30, 2021	22,429